UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Quality Income Fund (Series E)

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 17.8%
Agency - 0.1%
61,252	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	62,215

Non-Agency - 17.7%
64,560	Ace Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1 [1]	0.94	11/25/33	64,340
48,668	Aegis Asset Backed Securities Trust, Series 2004-2, Class A3 [1]	1.41	6/25/34	48,565
428,070	Aegis Asset Backed Securities Trust, Series 2004-5, Class M1 [1]	1.43	12/25/34	425,349
98,376	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.87	6/25/35	97,908
633,327	Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3 [1]	0.81	9/25/35	626,876
552,100	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2 [1]	0.92	3/25/35	548,187
35,554	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.85	3/25/35	35,268
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,744
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	310,667
166,570	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	167,364
128,285	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	4.67	9/25/34	131,192
17,008	Centex Home Equity Loan Trust, Series 2005-C, Class AF5 [14]	5.05	6/25/35	16,999
68,683	CIT Home Equity Loan Trust, Series 2003-1, Class A4 [14]	3.93	3/20/32	69,026
166,150	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.06	10/20/32	169,928
261,463	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	263,602
245,579	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1 [1]	2.19	5/15/33	245,061
44,148	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	45,853
8,880	Conseco Financial Corp., Series 1997-6, Class A6	6.90	1/15/29	8,950
29,526	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	29,772
40,856	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	41,508
103,983	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	105,409
372,844	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	378,587
371,361	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	376,394
261,584	GSAMP Trust, Series 2004-FM1, Class M1 [1]	1.43	11/25/33	244,664
307,030	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.75	7/20/36	305,216
24,362	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.82	6/25/35	24,225
267,253	Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M [1]	3.45	11/25/32	268,909
858,838	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.55	11/25/28	840,666
1,334,508	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.31	6/25/34	1,288,878
141,911	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	6.25	4/25/30	143,471
24,651	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	25,208
136,144	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.47	9/25/34	134,320
94,755	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.23	5/25/35	94,626
43,371	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	43,410
46,247	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	47,524
46,781	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	47,558
11,661	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	11,754
99,477	Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A11 [1]	0.93	3/25/34	100,558
165,000	Residential Funding Mortgage Securities, Series 2006-HI1, Class M2 [14]	6.06	2/25/36	171,441
950,000	Santander Drive Auto Receivables, Series Trust 2014-4, Class D	3.10	11/16/20	968,121
1,000,000	Santander Drive Auto Receivables, Series Trust 2015-1, Class C	2.57	4/15/21	1,010,778
700,000	Santander Drive Auto Receivables, Series Trust 2016-2, Class B	2.08	2/16/21	703,096

				10,783,972

Total Asset-Backed Securities (cost: $10,845,499)				10,846,187

See accompanying notes to schedule of investments.
JUNE 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Collateralized Mortgage Obligations - 28.8%
Agency - 20.7%
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A4	5.05	1/25/19	1,087,037
848,654	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	864,595
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2	3.97	1/25/21	1,100,358
307,560	FHLMC Multifamily Structured Pass Through Certificates, Series K016, Class A1	2.06	10/25/20	313,300
652,941	FHLMC Multifamily Structured Pass Through Certificates, Series K501, Class A2	1.66	11/25/16	653,056
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2	1.87	11/25/19	1,019,982
500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class A2	2.86	1/25/21	530,982
269,250	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A1	2.97	1/25/21	280,252
25,416	FHLMC REMICS, Series 2627, Class MC	4.50	6/15/18	26,048
75,830	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	77,866
20,922	FHLMC REMICS, Series 2646, Class MT	3.50	11/15/32	21,064
143,305	FHLMC REMICS, Series 2685, Class ND	4.00	10/15/18	146,535
44,258	FHLMC REMICS, Series 3637, Class LJ	3.50	2/15/25	45,612
484,360	FHLMC REMICS, Series 3737, Class NA	3.50	6/15/25	506,628
139,338	FHLMC REMICS, Series 3815, Class BD	3.00	10/15/20	141,698
907,780	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	928,734
416,710	FNMA ACES, Series 2009-M1, Class A2	4.29	7/25/19	450,795
133,799	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	140,480
234,823	FNMA REMICS, Series 2003-85, Class GD	4.50	9/25/18	240,831
172,124	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	184,185
43,169	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	45,837
168,275	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	175,695
712,879	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	746,270
126,160	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	134,879
391,153	FNMA REMICS, Series 2009-87, Class A	4.50	12/25/38	401,497
106,061	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	109,547
304,919	FNMA REMICS, Series 2010-144, Class YG	2.25	11/25/23	307,697
55,687	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	57,249
139,316	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	141,455
214,075	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	217,374
103,661	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	105,568
552,310	FNMA REMICS, Series 2011-46, Class PA	4.00	6/25/37	566,344
77,758	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	80,870
65,777	GNMA, Series 2004-53, Class CK	5.00	8/20/32	66,799
105,868	GNMA, Series 2009-10, Class PA	4.50	12/20/38	112,493
344,195	GNMA, Series 2010-61, Class DA	4.00	12/20/23	350,293
184,990	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	209,023

				12,588,928
Non-Agency - 8.1%
9,399	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	9,453
354,089	BCAP, LLC Trust, Series 2010-RR6, Class 7A2 [1,4]	6.00	2/26/37	357,257
1,119,771	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	1.13	9/25/34	1,103,517
1,518,981	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	2.87	12/25/33	1,525,425
39,102	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	39,171
144,891	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	144,543
83,487	GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1 [1]	0.95	6/25/35	78,871
22,098	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	22,569
88,680	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	92,293
182,855	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	190,677
253,107	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	263,235

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

94,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	95,121
145,151	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	151,437
15,452	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	15,670
184,417	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	189,978
216,767	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	1.65	6/25/35	215,011
269,232	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	2.98	6/25/33	274,551
102,635	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.94	2/27/34	100,152
65,779	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	66,685

				4,935,616

Total Collateralized Mortgage Obligations (cost: $17,458,053)				17,524,544

Corporate Bonds - 10.7%
686,289	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	713,740
83,497	American Airlines 2013-2 Class B Pass Through Trust [4]	5.60	7/15/20	86,002
500,000	General Electric Co.	5.50	1/8/20	571,510
700,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75	4/15/23	733,250
1,000,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	5.63	12/1/21	972,500
500,000	Nationwide Mutual Insurance Co. (Subordinated) [1,4]	2.94	12/15/24	495,000
800,000	Prudential Financial, Inc. [1]	3.88	8/10/18	813,000
325,000	Santander Holdings USA, Inc.	2.70	5/24/19	326,564
500,000	SBA Tower Trust [4]	2.24	4/16/18	501,368
500,000	Ultramar Diamond Shamrock Corp.	7.20	10/15/17	526,231
500,000	UnitedHealth Group, Inc.	2.88	12/15/21	526,628
268,173	Virgin Australia 2013-1A Trust [4]	5.00	10/23/23	276,916

Total Corporate Bonds (cost: $6,579,797)				6,542,709

Mortgage Pass-Through Securities - 18.4%
Federal Home Loan Mortgage Corporation - 2.7%
285,476	Freddie Mac	3.00	9/1/27	301,417
69,743	Freddie Mac	3.50	7/1/26	74,394
35,002	Freddie Mac	4.50	5/1/19	35,868
78,065	Freddie Mac	4.50	6/1/19	80,046
52,688	Freddie Mac	4.50	6/1/19	53,932
55,263	Freddie Mac	4.50	12/1/21	57,908
80,591	Freddie Mac	4.50	7/1/26	84,640
37,463	Freddie Mac	5.00	3/1/18	38,440
65,416	Freddie Mac	5.00	8/1/19	68,195
31,592	Freddie Mac	5.00	10/1/25	34,866
30,377	Freddie Mac	5.50	9/1/17	30,808
63,974	Freddie Mac	5.50	4/1/19	66,187
31,469	Freddie Mac	5.50	10/1/19	32,782
193,848	Freddie Mac	5.50	5/1/20	203,843
61,460	Freddie Mac	5.50	7/1/20	64,144
53,865	Freddie Mac	5.50	12/1/20	56,269
56,944	Freddie Mac	5.50	1/1/21	60,241
120,219	Freddie Mac	5.50	3/1/21	127,862
64,984	Freddie Mac	5.50	3/1/21	69,526
57,950	Freddie Mac	5.50	10/1/21	60,629

See accompanying notes to schedule of investments.
JUNE 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

407	Freddie Mac	6.00	8/1/16	407
47,988	Freddie Mac	6.00	9/1/23	54,461

				1,656,865
Federal National Mortgage Association - 14.1%
1,073,298	Fannie Mae	2.50	6/1/23	1,113,449
278,057	Fannie Mae	2.75	11/1/17	282,723
202,335	Fannie Mae	3.00	8/1/21	212,236
456,117	Fannie Mae	3.00	8/1/28	478,937
1,000,000	Fannie Mae	3.15	9/1/18	1,043,960
487,908	Fannie Mae	3.18	12/1/17	487,647
81,146	Fannie Mae	3.50	10/1/21	86,044
1,299,897	Fannie Mae	3.50	1/1/26	1,378,487
49,106	Fannie Mae	4.00	9/1/24	52,332
38,259	Fannie Mae	4.00	10/1/31	41,427
797,042	Fannie Mae	4.43	6/1/21	879,268
699,882	Fannie Mae	4.69	2/1/20	764,842
116,663	Fannie Mae	5.00	9/1/20	123,136
137,131	Fannie Mae	5.19	1/1/18	140,605
181,714	Fannie Mae	5.21	5/1/19	181,592
824,324	Fannie Mae	5.49	4/1/17	847,665
303,382	Fannie Mae	6.00	2/1/21	329,099
20,116	Fannie Mae	6.50	2/1/19	23,149
106,384	Fannie Mae	6.50	7/1/20	114,356

				8,580,954
Government National Mortgage Association - 1.6%
89,440	Ginnie Mae [1]	1.75	4/20/33	92,995
63,636	Ginnie Mae [1]	2.00	10/20/34	66,271
26,306	Ginnie Mae [1]	3.50	4/20/42	27,355
358,771	Ginnie Mae	5.00	2/15/19	371,580
138,661	Ginnie Mae	5.00	12/20/23	145,165
114,708	Ginnie Mae	5.00	9/15/24	121,547
124,293	Ginnie Mae	5.00	6/20/26	133,352

				958,265

Total Mortgage Pass-Through Securities (cost: $11,054,959)				11,196,084
Taxable Municipal Bonds - 9.2%
1,025,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	1,151,710
795,000	Colorado Housing & Finance Authority	4.00	11/1/31	840,538
250,000	Cook Co. Community High School District No. 212	1.65	12/1/18	250,007
250,000	Cook Co. Community High School District No. 212	2.00	12/1/19	250,695
500,000	Fuller Road Management Corp.	5.40	9/1/17	502,020
740,000	Iowa Finance Authority [17]	1.77	1/1/18	745,698
250,000	Massachusetts Educational Financing Authority	4.00	1/1/32	262,507
400,000	Multistate Liquidating Trust No. 1 [4,17]	1.39	12/15/18	401,923
250,000	Osceola Co. Industrial Development Authority	2.00	8/1/16	250,130
305,000	Osceola Co. Industrial Development Authority	2.25	8/1/17	307,205
145,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	152,672
460,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	471,091

Total Taxable Municipal Bonds (cost: $5,573,441)				5,586,196

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 9.9%
U.S. Treasury - 9.9%
1,500,000	U.S. Treasury Bill [6]	0.24	9/22/16	1,499,166
2,000,000	U.S. Treasury Floating Rate Note [1]	0.35	7/31/17	2,000,076
500,000	U.S. Treasury Note	0.75	10/31/17	501,211
500,000	U.S. Treasury Note	0.88	6/15/17	501,719
1,500,000	U.S. Treasury Note	1.25	10/31/18	1,520,800

				6,022,972

Total U.S. Treasury / Federal Agency Securities (cost: $6,012,051)				6,022,972
Short-Term Securities - 4.4%
2,685,787	Fidelity Money Market Government Portfolio Class I, 0.26%
Total Short-Term Securities (cost: $2,685,787)				2,685,787

Total Investments in Securities - 99.2% (cost: $60,209,587)				60,404,479
Other Assets and Liabilities, net - 0.8%				514,413

Total Net Assets - 100.0%				$60,918,892

[1]	Variable rate security. Rate disclosed is as of June 30, 2016.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2016 was $2,832,206 and represented 4.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2016.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2016 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Depreciation
Short Futures:
112	U.S. Treasury 2 Year Futures [10]	September 2016	$24,564,758	$(162,773)
62	U.S. Treasury 5 Year Futures [10]	September 2016	7,574,174	(141,695)

				$(304,468)

(10) The amount of $800,000 in cash was segregated with the broker to cover margin requirements for derivatives transactions as of June 30, 2016.

See accompanying notes to schedule of investments.
JUNE 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	10,846,187	—	10,846,187
Collateralized Mortgage Obligations	—	17,524,544	—	17,524,544
Corporate Bonds	—	6,542,709	—	6,542,709
Mortgage Pass-Through Securities	—	11,196,084	—	11,196,084
Taxable Municipal Bonds	—	5,586,196	—	5,586,196
U.S. Treasury / Federal Agency Securities		6,022,972	—	6,022,972
Short-Term Securities	2,685,787	—	—	2,685,787

	2,685,787	57,718,692	—	60,404,479

Liabilities
Futures	(304,468)	—	—	(304,468)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 86.6%
Alaska - 2.5%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	789,007
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	676,922
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	526,520
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	549,130
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	5.50	N/A	27,495
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	288,435
425,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	483,535
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	623,134

				3,964,178
Arizona - 1.7%
804,233	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	837,722
250,000	Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	5.00	7/1/35	275,645
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	425,456
300,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	314,568
285,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	285,242
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	566,915

				2,705,548
California - 9.6%
300,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	299,991
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	358,650
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	647,750
500,000	CA State G.O.	4.00	12/1/40	566,765
160,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	173,720
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	558,125
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	456,460
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	972,250
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	570,625
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	494,570
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	1,071,625
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	343,582
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	1,020,569
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	338,415
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	585,275
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	826,140
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	681,938
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	360,059
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	1.02	6/1/39	435,065
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	479,752
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	592,675
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	382,473
450,000	Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	6.50	12/1/37	607,194
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	505,170
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	509,600
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	1,068,170
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	518,900

				15,425,508

Colorado - 1.9%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	276,532
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	552,420

See accompanying notes to schedule of investments.
JUNE 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

190,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	194,074
500,000	Copperleaf Metro District No. 2 G.O.	5.75	12/1/45	536,615
500,000	Crystal Crossing Metro District G.O.	5.25	12/1/40	515,720
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	519,135
500,000	Lambertson Farms Metro District No. 1 G.O.	5.00	12/15/25	518,565

				3,113,061

Connecticut - 0.6%
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	214,542
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	526,860
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	264,860

				1,006,262

Florida - 10.7%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	487,957
250,000	Babcock Ranch Community Independent District Special Assessment	5.00	11/1/31	257,887
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	526,895
225,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/35	236,180
250,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/45	262,838
550,000	Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	6.75	12/1/35	578,792
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	269,480
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	350,700
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	297,520
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	502,540
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,15]	5.75	N/A	59,978
210,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	230,215
225,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	243,142
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	423,028
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	114,153
350,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	384,937
350,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	373,632
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	293,075
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	487,312
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	5.00	5/1/36	527,395
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	273,835
400,000	Live Oak No. 2 Community Dev. District Special Assessment Rev.	4.00	5/1/35	422,308
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	248,228
100,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	105,605
250,000	Magnolia Creek Community Dev. District Rev. [2,5,15]	5.60	N/A	52,462
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	265,762
600,000	Miami-Dade Co. Rev. Capital Appreciation (NATL-RE Insured) [6]	5.21	10/1/38	189,534
500,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	611,945
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	5.00	N/A	2
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	534,060
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	640,893
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	587,260
1,000,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	1,083,280
745,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	787,607
500,000	Osceola Co. Industrial Dev. Auth. (Wells Charter School Proj.)	4.00	8/1/31	542,680
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.25	6/1/23	258,522
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	5.00	5/1/33	510,205
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	786,390
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	521,530

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	270,800
185,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	202,893
105,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	1
30,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	30,070
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	32,366
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	115,838
120,000	Tolomato Community Dev. District Special Assessment [2,5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	58,372
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	51,451
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	20,210
250,000	Trout Creek Community Dev. District Cap. Improvement Special Assessment	5.50	5/1/35	258,460
9,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	9,006
375,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	375,011
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	263,828
450,000	Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	5.25	N/A	224,996

				17,243,067

Georgia - 2.8%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,624
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,340,890
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,055,810
650,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	696,202
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	509,245
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	638,432

				4,441,203

Idaho - 1.0%
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	500,835
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	283,628
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	278,278
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	562,940

				1,625,681

Illinois - 6.7%
500,000	Bellwood G.O.	5.88	12/1/27	601,110
500,000	Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	6.00	9/1/35	531,835
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	637,130
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	584,995
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	283,822
250,000	Cook Co. G.O. (AMBAC Insured)	5.00	11/15/26	250,472
160,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	160,421
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	268,490
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	594,980
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	534,785
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	253,298
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	552,150
250,000	IL G.O.	5.50	7/1/33	283,138
265,000	IL G.O. (AGM Insured)	4.50	9/1/20	265,851
500,000	IL G.O. (AMBAC Insured)	5.00	3/1/34	504,405
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,357
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	390,012
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,169,020
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	292,480
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) [2,5]	5.25	1/1/36	304,980

See accompanying notes to schedule of investments.
JUNE 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	407,732
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	284,935
1,921,000	Malta Tax Allocation Rev. [2,5]	5.75	12/30/25	768,381
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	147,166
490,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	420,234

				10,872,179

Indiana - 2.7%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	788,788
300,000	Damon Run Conservancy Dist. G.O. (State Intercept Insured)	6.10	7/1/25	336,096
775,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	923,668
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	480,316
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	411,988
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	210,720
500,000	IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	5.75	1/1/36	513,520
300,000	Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	5.75	4/1/36	307,395
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	417,536

				4,390,027

Iowa - 0.2%
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	272,752

Kansas - 0.7%
300,000	Wichita Health Care Facs. Rev. (Kansas Masonic Home)	5.25	12/1/36	306,498
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	290,065
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	520,835

				1,117,398

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	502,550

Louisiana - 2.0%
55,803	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	56,565
265,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	274,540
105,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	105,881
335,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	345,810
230,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	253,943
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	537,415
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	360,126
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	286,920
655,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	1.12	2/15/36	587,921
28,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	28,528
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	321,159

				3,158,808

Maine - 1.1%
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	649,212
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	272,060
250,000	ME Hsg. Auth. Rev.	3.55	11/15/40	261,368
500,000	ME Hsg. Auth. Rev.	3.85	11/15/40	531,685

				1,714,325

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maryland - 0.8%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	260,542
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	370,811
590,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	622,120

				1,253,473

Massachusetts - 1.8%
240,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	253,001
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	271,295
500,000	MA Housing Finance Agy. Rev.	3.75	12/1/40	527,545
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	552,900
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,326,475

				2,931,216

Michigan - 1.9%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	267,158
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	268,708
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	539,545
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/36	530,635
705,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	743,740
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured) [2,5]	6.25	10/1/23	119,988
170,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	136,003
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	289,210
230,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	239,862

				3,134,849

Minnesota - 1.4%
1,736,148	Intermediate School District 287 Lease Rev. [9]	5.30	11/1/32	1,747,763
175,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	190,339
335,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	355,452

				2,293,554

Mississippi - 0.1%
80,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	83,886

Missouri - 0.8%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	429,780
500,000	Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	5.75	11/15/36	519,075
295,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	334,424

				1,283,279

Montana - 0.8%
240,000	MT Board of Housing Single Family Rev.	4.00	12/1/38	258,655
340,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	359,876
150,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	164,115
419,519	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	436,476

				1,219,122

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	482,056
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	5.13	N/A	9,762

				491,818

See accompanying notes to schedule of investments.
JUNE 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nevada - 0.5%
700,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	737,562
105,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	110,808

				848,370

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	464,264

New Jersey - 0.9%
60,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	66,463
370,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	389,780
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	583,918
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	437,692

				1,477,853

New Mexico - 1.5%
495,000	NM Mtg. Fin. Auth. Rev.	3.80	9/1/46	521,918
440,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	460,491
235,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	247,154
235,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	250,738
510,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	547,582
445,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	470,432

				2,498,315

New York - 5.0%
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	386,614
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	268,805
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	3.30	11/1/41	254,888
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	524,810
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	911,768
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	523,595
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	525,630
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	526,055
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	572,265
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	207,222
175,000	NY Mortgage Agency Rev.	4.75	10/1/42	187,982
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	214,678
300,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	367,113
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	620,621
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	436,300
500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	532,970
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	1,057,910

				8,119,226

North Dakota - 0.2%
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	300,225

Ohio - 1.0%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	671,486
400,000	Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	7.00	1/15/40	415,324
500,000	Lucas Metro Hsg. Auth.	5.00	11/1/36	561,810

				1,648,620

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oklahoma - 0.5%
100,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	100,305
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	637,581

				737,886

Oregon - 2.1%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	365,452
350,000	Coos Bay G.O. (XLCA Insured)	4.20	12/1/22	355,562
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	291,092
460,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	484,214
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,079,760
250,000	Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	5.13	7/1/35	263,162
350,000	Port of Morrow G.O.	4.00	6/1/32	359,310
270,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	270,267

				3,468,819

Pennsylvania - 2.9%
195,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	213,340
470,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	1.13	10/1/34	378,016
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	299,985
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	268,405
230,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.44	8/15/42	168,726
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	286,512
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	542,540
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	533,585
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	568,735
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	0.00	12/1/38	1,379,988

				4,639,832

Puerto Rico - 0.2%
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.)	5.10	12/1/18	344,702

Rhode Island - 0.3%
250,000	RI Health & Edl. Building Corp. Hosp. Fing. Rev. (Lifespan Obligation Group) (NATL-RE Insured)	5.25	5/15/26	250,858
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	262,440

				513,298

South Carolina - 0.8%
315,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	338,351
73,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	8,180
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	297,615
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	632,225

				1,276,371

Tennessee - 1.2%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) [2,5]	7.50	12/20/40	494,985
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	46,342
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	197,269
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
745,000	TN Hsg. Dev. Agency. Rev.	3.88	7/1/35	799,392
435,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	470,566

				2,008,570

See accompanying notes to schedule of investments.
JUNE 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Texas - 5.5%
945,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,062,463
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,131,420
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	607,310
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2016A [15]	5.37	N/A	1,308,968
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	661,056
400,000	New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	5.00	7/1/46	469,068
250,000	New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	5.00	7/1/35	284,540
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	274,160
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	511,450
229,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	229,078
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	298,940
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	589,230
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	459,835
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	921,450

				8,808,968

Utah - 0.8%
250,000	UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	6.00	4/15/45	266,868
215,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	220,654
290,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	309,410
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	4.00	1/1/36	548,010

				1,344,942

Virginia - 2.8%
500,000	Farms New Kent Community Dev. Auth. Special Assessment [2,5]	5.13	3/1/36	125,025
250,000	VA Hsg. Dev. Auth. Rev.	3.55	5/1/41	260,992
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	552,526
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	612,672
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	554,035
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	554,035
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	563,995
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	433,288
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	532,740
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	268,902

				4,458,210

Washington - 2.6%
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	593,700
340,000	WA Hsg. Fin. Commission	3.70	12/1/33	360,352
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	525,835
330,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	374,959
145,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	146,066
1,600,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	1,616,880
400,000	WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	6.50	7/1/30	429,276
120,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	130,548

				4,177,616

West Virginia - 1.0%
215,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	224,047
250,000	WV Hsg. Dev. Fund Rev.	3.75	11/1/32	269,470
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	586,047
460,000	WV Hsg. Dev. Fund Rev.	4.10	11/1/45	496,708

				1,576,272

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wisconsin - 3.1%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	285,785
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,137,720
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	592,165
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	428,436
250,000	WI Housing & Economic Dev. Auth. Rev.	3.88	11/1/35	267,262
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	629,030
290,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	304,132
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	554,020
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	266,772
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	529,210

				4,994,532

Wyoming - 1.0%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	690,755
125,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	133,016
330,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	348,510
380,000	WY Community Dev. Auth. Rev.	4.05	12/1/39	405,574

				1,577,855

Total Municipal Bonds (cost: $144,122,715)				139,528,490

Investment Companies - 5.5%
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)			757,727
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			870,480
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)			148,700
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)			327,144
71,171	BlackRock MuniYield Insured Fund (MYI)			1,114,538
21,538	BlackRock MuniYield Michigan Insured Fund (MIY)			333,624
119,415	Deutsche Municipal Income Trust (KTF)			1,725,547
18,400	Invesco Municipal Opportunity Trust (VMO)			274,160
40,200	Invesco Van Kampen Advantage Muni Income Trust (VKI)			536,268
15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)			222,900
36,123	Managed Duration Investment Grade Municipal Fund (MZF)			531,731
21,500	Nuveen Premier Municipal Income Fund (NPF)			324,005
114,332	Nuveen Premium Income Fund (NPM)			1,771,003

Total Investment Companies (cost: $7,570,306)				8,937,827

Short-Term Securities - 7.2%
11,681,475	Dreyfus Tax-Exempt Cash Management Fund, 0.00%
Total Short-Term Securities (cost: $11,681,475)				11,681,475

Total Investments in Securities - 99.3%

(cost: $163,374,496)				160,147,792
Other Assets and Liabilities, net - 0.7%				1,066,507

Total Net Assets - 100.0%				$161,214,299

See accompanying notes to schedule of investments.
JUNE 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Tax-Free Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of June 30, 2016.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2016 was $2,578,849 and represented 1.6% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2016 was $5,230,227 and represented 3.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2016 was $2,578,849 and represented 1.6% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2016 was $3,129,123 and represented 1.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	139,528,490	—	139,528,490
Investment Companies	8,937,827	—	—	8,937,827
Short-Term Securities	11,681,475	—	—	11,681,475

Total:	20,619,302	139,528,490	—	160,147,792

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 92.6%
Education/Student Loan - 12.5%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	323,060
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	299,439
2,435,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	2,630,384
530,000	Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	5.25	7/1/30	553,177
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	644,978
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	551,585
500,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	4.75	7/1/28	536,720
740,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/37	803,529
600,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/40	652,452
2,065,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,202,261
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	618,843
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	549,425
375,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	4.00	7/1/28	378,701
625,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/31	676,644
1,000,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/36	1,062,270
460,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	4.00	7/1/21	476,887
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	798,285
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,048,350
1,590,000	Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	4.00	7/1/26	1,610,956
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,005,910
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	612,618
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	163,352
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,017,530
1,000,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.00	3/1/43	1,095,680
199,977	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	200,527
1,150,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.00	3/1/37	1,386,774
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	421,516
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	890,212
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,178,250
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	1,037,430
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	518,655
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	860,348
400,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	3.00	5/1/23	422,468
250,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	4.00	5/1/24	277,185
345,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	10/1/20	349,133
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	438,368
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,871,445
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,453,942
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,043,054
1,120,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/17	1,148,381
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/31	857,978
3,150,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/39	3,547,876
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	5.00	4/1/35	917,902
1,250,000	Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	5.00	12/1/40	1,486,538
616,123	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	642,456
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	420,020
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	2,037,868
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School)	5.00	8/1/22	3,797,430
350,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	3.00	4/1/21	351,638
1,850,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	5.00	4/1/36	1,932,658
700,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/30	785,743

See accompanying notes to schedule of investments.
JUNE 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/37	1,098,590
705,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/46	769,620
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	551,152
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	905,163
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	523,125
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,391,871
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,614,030
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	765,072
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,203,992
1,610,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	4.00	7/1/25	1,693,318
955,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	5.00	7/1/35	1,006,656
390,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	391,170
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	313,859
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	526,985
725,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	810,688
1,000,000	University of Minnesota Rev.	5.00	4/1/41	1,260,550
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,603,979
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	509,969
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	387,149
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	244,402

				69,160,171

Escrowed To Maturity/Prerefunded - 3.2%
905,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	966,830
140,000	City of Minneapolis Rev. (Fairview Health Services)	6.50	11/15/38	159,082
545,000	County of Douglas, Rev. (Douglas County Hospital)	6.00	7/1/28	602,579
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,577,805
1,005,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,111,178
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,629,945
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,267,388
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,223,260
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5.50	5/1/39	1,387,116
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,281,560
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,275,306

				17,482,049

General Obligation - 4.3%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,151,460
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,615,977
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,551,750
600,000	Columbia Heights G.O. (Public Safety Center)	4.50	2/1/35	632,568
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	677,346
400,000	Fridley Independent School District No. 14	4.00	2/1/30	464,164
1,300,000	Glencoe-Silver Lake Independent School District No. 2859	4.00	2/1/40	1,461,577
1,050,000	Minneapolis G.O.	2.00	12/1/16	1,056,762
130,000	Minnesota G.O.	3.00	8/1/16	130,290
500,000	Perham Independent School District No. 549	4.00	2/1/29	570,370
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	661,230
1,050,000	Robbinsdale Independent School District No. 281	4.00	2/1/31	1,210,430
5,000,000	South Washington Co. Independent School District No. 833	4.00	2/1/31	5,792,700
410,000	St. Cloud G.O.	3.00	2/1/17	415,867
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	463,504

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

480,000	Watkins G.O.	4.00	1/1/34	497,141
735,000	Watkins G.O.	4.00	1/1/38	760,754
360,000	Waubun-Ogema-White Earth Independent School District No. 435	3.75	2/1/18	367,002

				23,480,892

Hospital/Health Care - 15.3%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,244,221
1,500,000	Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	5.25	7/1/35	1,550,550
3,840,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	3,853,632
1,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.00	11/1/39	1,090,970
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,463,530
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	306,243
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	589,400
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	375,242
2,000,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	5.75	8/1/30	2,109,540
1,050,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	6.00	8/1/35	1,100,589
1,570,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,701,488
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,826,224
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,298,060
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,019,660
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,267,997
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,429,461
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	532,705
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	2,015,862
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,242,648
200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	206,624
1,275,000	Maple Grove Health Care System Rev. (Memorial Health Care)	4.00	9/1/35	1,382,890
4,590,000	Minneapolis Health Care System Rev. (Fairview Health Services)	5.00	11/15/34	5,560,693
70,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	70,137
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,843,241
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	568,579
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,688,790
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,142,180
750,000	Proctor Assisted Living Facs. Rev. (Golden Oaks Assisted Living)	5.00	12/1/36	776,752
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,754,025
1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,236,650
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	908,475
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	395,135
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,606,730
2,500,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	4.00	5/1/37	2,799,675
3,750,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5.00	5/1/46	4,592,212
2,250,000	St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2.00	6/1/41	2,250,922
1,315,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Allina Health System Proj.)	5.00	11/15/16	1,337,079
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.00	11/15/26	1,133,130
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/28	1,138,230
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/35	1,126,080
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,874,672
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,440,500
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	546,052
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	782,160
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	280,402
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,301,252
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	525,620

See accompanying notes to schedule of investments.
JUNE 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,134,006	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,164,736
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,061,450
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,538,943
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,065,460
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	563,414
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2,5]	6.00	9/1/25	1,091,519
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2,5]	6.50	9/1/34	1,052,600

				84,825,031

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	900,060

Insured - 1.5%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	602,410
200,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	4.50	1/1/32	203,788
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	5.00	1/1/22	2,809,675
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	5.00	1/1/25	1,786,978
885,000	Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	6.50	11/15/38	993,519
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,240
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,289
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	600,966
1,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	5.00	10/1/23	1,010,960

				8,173,825

Multifamily Mortgage - 19.0%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	801,956
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	3.90	2/1/31	509,295
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.15	2/1/36	509,225
750,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.40	2/1/40	763,733
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,605,210
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	257,548
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	308,796
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	386,944
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	397,043
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,033,860
795,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	835,577
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	846,668
1,020,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,076,090
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.00	1/1/34	1,052,670
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.25	1/1/40	1,051,660
2,185,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,187,360
3,605,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,611,813
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,612,250
3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,743,810
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,422,190
285,000	Ely Hsg. & Redev. Auth.	4.20	11/1/26	288,069
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,355
1,210,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,211,379
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,768,207
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	685,950
130,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	130,126
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,134,932
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	398,921
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,574,220

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

460,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	461,366
3,750,000	MN Hsg. Fin. Agy. [1]	0.55	2/1/17	3,749,512
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/33	1,233,860
2,000,000	MN Hsg. Fin. Agy.	5.00	8/1/34	2,459,300
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/35	1,226,290
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	1,136,740
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	279,452
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,767,590
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,964,582
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	289,106
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	216,909
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,035,670
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	258,795
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,553,205
620,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	646,232
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,035,900
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,100,380
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,105,410
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	929,206
1,950,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/30	2,159,820
1,000,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/49	1,077,830
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	450,382
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	492,196
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	531,074
2,300,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	7.38	12/1/41	2,587,546
320,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	372,042
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,906,425
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,315,400
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,328,942
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,245,946
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	108,877
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,345,263
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,779,730
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	277,670
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,238,200
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	245,309
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	280,965
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	179,009
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	153,357
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	153,494
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,105,150
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,287,442
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,001,280
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,592,875
4,745,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,751,216
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,697,664
95,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	95,800
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	796,758
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	858,801
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,365,175

See accompanying notes to schedule of investments.
JUNE 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

800,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	869,928
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,682,219

				105,239,147

Municipal Lease [9] - 5.7%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	544,550
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	542,510
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	542,105
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev	4.00	2/1/41	653,190
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	531,785
1,100,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/31	1,266,199
690,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/33	787,262
500,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/35	566,295
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,215,482
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,752,000
5,816,095	Intermediate School District No. 287 Lease Rev.	5.30	11/1/32	5,855,004
450,000	Minnetonka Independent School District No. 276	4.00	3/1/30	506,416
340,000	Minnetonka Independent School District No. 276	4.00	2/1/33	371,219
300,000	Minnetonka Independent School District No. 276	4.00	3/1/33	332,895
400,000	Minnetonka Independent School District No. 276	4.00	2/1/36	434,700
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	3,109,350
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,536,160
300,000	MN Hsg. Fin. Agy.	5.00	8/1/35	347,649
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,327,680
1,000,000	Northeastern Metropolitan Intermediate School District No. 916	5.00	2/1/34	1,206,670
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,126,480
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,273,683
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	401,052
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	340,836
812,684	Winona School District 861 Lease Purchase	6.04	8/1/24	814,537

				31,385,709

Municipal Money Market - 0.9%
2,200,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.40	12/1/27	2,200,000
500,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.40	6/1/32	500,000
2,320,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.40	9/1/26	2,320,000

				5,020,000

Other Revenue Bonds - 5.9%
250,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	251,988
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	510,709
517,209	Crystal Governmental Fac. Rev.	5.10	12/15/26	618,112
290,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	293,880
110,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/27	125,462
165,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/29	186,519
125,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/30	141,498
250,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/31	281,122
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	222,097
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	336,522
170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	179,212
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	212,002
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	269,230
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,189,390
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,399,900

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,178,278
3,500,000	Northeastern Metropolitan Intermediate School District No. 916	4.00	2/1/38	3,846,535
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,028,620
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	522,430
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	528,630
625,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	625,344
1,043,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,045,295
740,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	741,709
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	798,990
989,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	991,927
823,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	824,934
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	184,322
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	191,304
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	197,691
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	237,026
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	243,340
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,073,830
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	993,649
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,879,572
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,279,030
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	717,810
325,000	Swift Co. Hsg. & Redevelopment Auth.	3.20	2/1/33	332,790
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,203,640

				32,884,339

Public Facilities - 0.2%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,100,166

Sales Tax Revenue - 2.5%
2,000,000	American Samoa Economic Development Authority Rev. [11]	6.25	9/1/29	2,084,760
2,750,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	11/15/35	3,288,312
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	2,099,754
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,118,280
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [1][1]	5.00	8/1/26	421,029
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	434,805
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,853,835
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,719,774

				14,020,549

Single Family Mortgage - 15.8%
1,395,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,525,572
645,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	694,859
915,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	998,558
165,499	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	167,320
31,029	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	31,885
206,956	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	214,117
590,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	646,746
15,510	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	15,518
208,826	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	211,265
38,226	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	38,679
75,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	79,798
4,630,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,035,820
4,295,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,659,173

See accompanying notes to schedule of investments.
JUNE 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,425,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,676,812
2,650,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	3.10	7/1/31	2,722,663
4,680,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.10	7/1/35	4,783,568
2,600,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.15	1/1/37	2,659,462
1,500,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	3.20	1/1/33	1,542,870
1,975,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.30	7/1/29	2,116,509
2,215,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.35	7/1/29	2,355,763
10,000,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.50	1/1/32	10,706,200
2,850,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.60	7/1/33	3,014,246
6,445,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.80	7/1/38	6,802,182
5,795,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.90	7/1/43	6,052,240
1,480,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,480,163
3,920,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,159,316
2,110,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	2,293,591
2,795,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	2,989,057
1,580,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/38	1,595,484
7,705,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/31	8,271,086
585,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	649,882
1,865,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	4.00	1/1/41	2,019,217
120,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	128,945
1,350,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,436,494
115,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	115,298
60,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	62,875
595,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.75	7/1/27	595,071
765,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	782,503
785,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	801,697
150,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	152,898
180,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	187,997

				87,473,399

Transportation - 1.3%
300,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	4.50	1/1/32	305,682
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,220,510
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	1,216,600
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	588,020
775,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	940,447
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,330,560
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	723,438
440,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/35	529,500
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	435,568

				7,290,325

Utility - 4.3%
2,000,000	Guam Govt. Waterworks Auth. Rev. [11]	5.00	1/1/46	2,391,180
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	561,150
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,395,912
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,277,084
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,140,770
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	616,575
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,146,210
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	614,430
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	393,235

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	304,242
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	735,336
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,147,350
500,000	North Branch Electric System Rev.	5.75	8/1/28	501,610
520,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/30	652,865
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	819,690
1,000,000	Southern Minnesota Municipal Power Agency	5.00	1/1/41	1,226,420
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,342,125
1,090,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	1,097,303
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	2,121,380
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,229,160
600,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/35	747,432
1,750,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	2,118,148

				23,579,607

Total Municipal Bonds (cost: $483,448,504)				512,015,269

Investment Companies - 1.3%
321,350	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,919,869
136,419	Nuveen Minnesota Municipal Income Fund (NMS)			2,316,402

Total Investment Companies (cost: $6,717,423)				7,236,271
Total Investments in Securities - 93.9% (cost: $490,165,927)				519,251,540
Other Assets and Liabilities, net - 6.1%				33,977,843

Total Net Assets - 100.0%				$553,229,383

[1]	Variable rate security. Rate disclosed is as of June 30, 2016.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2016 was $2,144,199 and represented 0.4% of net assets.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2016 was $2,144,199 and represented 0.4% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2016, 4.9% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2016 was $31,385,709 and represented 5.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2016 was 16,896,349 and represented 3.1% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
JUNE 30, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2016 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	512,015,269	—	512,015,269
Investment Companies	7,236,271	—	—	7,236,271

Total:	7,236,271	512,015,269	—	519,251,540

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2016

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2016 (Continued)

  During the three months ended June 30, 2016, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount

Quality Income Fund
Treasury Futures	—	—	$31,631,507

  The number of open futures contracts outstanding as of June 30, 2016 also serve as indicators of the volume of activity for the Fund throughout the period.

  Balance Sheet - Values of derivatives as of June 30, 2016.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Treasury Futures	—	$304,468

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

JUNE 30, 2016	28

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2016 (Continued)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2016 is included with the Funds’ schedule of investments.

At June 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Quality Income	$351,828	($156,936)	$194,892	$60,209,587
Tax-Free Income	14,079,973	(17,306,677)	(3,226,704)	163,374,496
Minnesota Tax-Free Income	30,857,930	(1,772,317)	29,085,613	490,165,927

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Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2016

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	August 1, 2016